UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 5000
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    February 23, 2010

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Anadarko Petroleum       Common    032511107      25211       403900   X                        403900
Apache Corp              Common    037411105      26783       259602   X                        259602
BP P.L.C.                Common    055622104       1136        19600   X                         19600
CGG Veritas Sponsored A  Common    204386106      11418       537300   X                        537300
Cabot Oil & Gas          Common    127097103      18922       434100   X                        434100
Cameron International C  Common    13342B105      11867       283900   X                        283900
Canadian Natural Resour  Common    136385101      28199       391923   X                        391923
CenterPoint Energy Inc   Common    15189T107      23212      1599700   X                       1599700
Chevron Corp             Common    166764100      16855       218923   X                        218923
Devon Energy Corp        Common    25179M103      19328       262971   X                        262971
Endeavour International  Common    29259G101       5834      5402310   X                       5402310
Exxon Mobil Corp         Common    30231G102      11838       173600   X                        173600
Hess Corporation         Common    42809H107      20791       343645   X                        343645
National Fuel Gas Co     Common    636180101      19110       382200   X                        382200
National-Oilwell Varco,  Common    637071101      14108       319990   X                        319990
Noble Energy Inc         Common    655044105      23040       323500   X                        323500
Occidental Petroleum Co  Common    674599105      24544       301708   X                        301708
Petroleo Brasileiro Sa   Common    71654V101      19997       471750   X                        471750
Questar Corp             Common    748356102      15535       373700   X                        373700
Royal Dutch Shell Plc C  Common    780259206       3002        49950   X                         49950
Southern Union Company   Common    844030106        207         9100   X                          9100
Spectra Energy Corp      Common    847560109      10561       514901   X                        514901
Suncor Energy Inc New    Common    867224107        226         6400   X                          6400
Talisman Energy, Inc     Common    87425E103      20357      1092117   X                       1092117
Transcanada Corp Com     Common    89353D107      19065       554700   X                        554700
Transocean Inc Switzerl  Common    H8817H100      19724       238208   X                        238208
Ultra Petroleum Corp     Common    903914109       1715        34400   X                         34400
Weatherford Internation  Common    H27013103      18010      1005600   X                       1005600
Williams Companies       Common    969457100      15834       751150   X                        751150
XTO Energy Inc           Common    98385X106      16994       365227   X                        365227

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   30

Form 13F Information Table Value Total:  463,424